Taxes (Details) - Schedule of net deferred tax assets	Dec. 31, 2021 USD ($)
Deferred tax assets:
Net operating losses	$ 30,345
Start-up costs	84,223
Total deferred tax assets	114,567
Valuation Allowance	(114,567)
Deferred tax asset, net of allowance